UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

LEGG MASON BW

GLOBAL OPPORTUNITIES BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s objective is to maximize total return consisting of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Global Opportunities Bond Fund for the six-month reporting period ended June 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	Legg Mason BW Global Opportunities Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

Turning to the global economy, in its July 2016 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said, “The outcome of the UK [Brexit] vote, which surprised global financial markets, implies the materialization of an important downside risk for the world economy. As a result, the global outlook for 2016-17 has worsened, despite the better-than-expected performance in early 2016.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.6%, versus 1.7% in 2015. Japan’s economy is expected to expand 0.3% in 2016, down from 0.5% in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

Legg Mason BW Global Opportunities Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation…. The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the reporting period began, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016 the ECB announced that it would increase its bond purchasing program to €80 billion-a-month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England (“BoE”)v kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. However, in the aftermath of the June 23, 2016 U.K. referendum to leave the European Union (“Brexit”), BoE’s Governor Carney said that further interest rate cuts would be needed. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of China kept rates steady at 4.35%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, Brexit and several geopolitical issues.

IV	Legg Mason BW Global Opportunities Bond Fund

The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the six months ended June 30, 2016?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, gained 9.06% for the six months ended June 30, 2016. The high-yield market was weak during the first month of the reporting period, due to falling oil prices and poor investor demand. After stabilizing in February 2016, the high-yield market rallied sharply over the last four months of the reporting period. This turnaround occurred as oil prices rebounded and the Fed reduced its expectations for rate hikes in 2016.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii gained 10.90% during the six months ended June 30, 2016. The asset class declined during the first month of the reporting period given concerns over economic growth in China, falling commodity prices and expectations for future Fed rate hikes. While there were periods of weakness, the asset class rallied sharply over the last five months of the reporting period as a whole. This turnaround was driven by rising oil prices, accommodative global monetary policy and solid investor demand.

Performance review

For the six months ended June 30, 2016, Class IS shares of Legg Mason BW Global Opportunities Bond Fund returned 10.56%. The Fund’s unmanaged benchmark, the Citigroup World Government Bond Index (unhedged)ix, returned 10.74% for the same period. The Lipper Global Income Funds Category Average1 returned 6.14% over the same time frame.

Performance Snapshot as of June 30, 2016 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Global Opportunities Bond Fund:
Class A	10.27%
Class A2	10.18%
Class C	9.95%
Class C1[2]	10.02%
Class FI	10.30%
Class R	10.20%
Class I	10.46%
Class IS	10.56%
Citigroup World Government Bond Index (unhedged)	10.74%
Lipper Global Income Funds Category Average[1]	6.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 215 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Legg Mason BW Global Opportunities Bond Fund	V

Investment commentary (cont’d)

be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2016 for Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.84%, 2.69%, 2.23%, 2.55%, 2.97%, 2.67%, 3.21% and 3.33%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class R shares would have been 2.64%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.92%, 1.10%, 1.68%, 1.35%, 0.95%, 1.26%, 0.69% and 0.56%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.20% for Class A2 shares, 1.75% for Class C shares, 1.45% for Class C1 shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

VI	Legg Mason BW Global Opportunities Bond Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Foreign securities involve special risks such as currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. The Fund’s share price may decline as interest rates rise. Below investment grade debt securities (commonly known as “high yield debt” or “junk bonds”) involve greater volatility than higher-rated securities. To the extent that the Fund invests in asset- and mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investment in other fixed-income securities. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. As a non-diversified fund, the Fund is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Legg Mason BW Global Opportunities Bond Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]	The Bank of England (“BoE”), formally the Governor and Company of the Bank of England, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of bonds issued by governments in the U.S., Europe and Asia.

VIII	Legg Mason BW Global Opportunities Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2016 and December 31, 2015 and does not include derivatives such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A	10.27%	$1,000.00	$1,102.70	0.95%	$4.97	Class A	5.00%	$1,000.00	$1,020.14	0.95%	$4.77
Class A2	10.18	1,000.00	1,101.80	1.13	5.91	Class A2	5.00	1,000.00	1,019.24	1.13	5.67
Class C	9.95	1,000.00	1,099.50	1.72	8.98	Class C	5.00	1,000.00	1,016.31	1.72	8.62
Class C1	10.02	1,000.00	1,100.20	1.39	7.26	Class C1	5.00	1,000.00	1,017.95	1.39	6.97
Class FI	10.30	1,000.00	1,103.00	0.98	5.12	Class FI	5.00	1,000.00	1,019.99	0.98	4.92
Class R	10.20	1,000.00	1,102.00	1.25	6.53	Class R	5.00	1,000.00	1,018.65	1.25	6.27
Class I	10.46	1,000.00	1,104.60	0.72	3.77	Class I	5.00	1,000.00	1,021.28	0.72	3.62
Class IS	10.56	1,000.00	1,105.60	0.57	2.98	Class IS	5.00	1,000.00	1,022.03	0.57	2.87

2	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2016

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 56.7%
Australia — 7.2%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	92,810,000	AUD	$84,094,315
Queensland Treasury Corp., Senior Bonds	4.750%	7/21/25	58,520,000	AUD	51,853,782	(a)
Queensland Treasury Corp., Senior Bonds	3.250%	7/21/26	60,780,000	AUD	48,294,244	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	47,394,000	AUD	43,075,301	(a)
Total Australia					227,317,642
Brazil — 5.8%
Federative Republic of Brazil, Notes	10.000%	1/1/25	288,985,000	BRL	80,816,932
Federative Republic of Brazil, Notes	10.000%	1/1/27	363,905,000	BRL	100,740,047
Total Brazil					181,556,979
Hungary — 3.8%
Republic of Hungary, Bonds	7.000%	6/24/22	5,491,000,000	HUF	24,080,166
Republic of Hungary, Bonds	6.000%	11/24/23	17,144,780,000	HUF	72,975,730
Republic of Hungary, Bonds	5.500%	6/24/25	5,744,490,000	HUF	23,986,689
Total Hungary					121,042,585
Indonesia — 4.6%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	317,700,000,000	IDR	25,355,887
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	772,400,000,000	IDR	64,714,990
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	71,600,000,000	IDR	5,744,257
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	609,200,000,000	IDR	48,438,881
Total Indonesia					144,254,015
Malaysia — 4.4%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	231,170,000	MYR	58,048,986
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	101,200,000	MYR	25,818,137
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	42,960,000	MYR	10,784,063
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	181,645,000	MYR	44,710,487
Total Malaysia					139,361,673
Mexico — 14.0%
United Mexican States, Senior Bonds	8.500%	5/31/29	1,843,570,000	MXN	121,427,025
United Mexican States, Senior Bonds	8.500%	11/18/38	1,929,900,000	MXN	131,311,272
United Mexican States, Senior Bonds	7.750%	11/13/42	2,936,800,000	MXN	186,845,668
Total Mexico					439,583,965
New Zealand — 3.5%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	43,520,000	NZD	36,726,758	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	84,995,000	NZD	73,748,286	(a)
Total New Zealand					110,475,044

See Notes to Financial Statements.

4	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Poland — 2.1%
Republic of Poland, Bonds	4.000%	10/25/23	89,276,000	PLN	$24,727,354
Republic of Poland, Bonds	3.250%	7/25/25	152,470,000	PLN	39,958,959
Total Poland					64,686,313
Portugal — 2.9%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	3.850%	4/15/21	16,150,080	EUR	19,532,136	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	56,774,848	EUR	72,557,884	(a)
Total Portugal					92,090,020
South Africa — 3.1%
Republic of South Africa, Bonds	6.750%	3/31/21	349,255,969	ZAR	22,300,876
Republic of South Africa, Bonds	6.500%	2/28/41	1,045,409,535	ZAR	50,305,862
Republic of South Africa, Bonds	8.750%	2/28/48	398,453,612	ZAR	24,695,304
Total South Africa					97,302,042
United Kingdom — 5.3%
United Kingdom Gilt, Bonds	1.250%	7/22/18	122,700,000	GBP	166,919,265	(a)
Total Sovereign Bonds (Cost — $1,989,488,975)					1,784,589,543
Collateralized Mortgage Obligations — 2.0%
Bancaja Fondo de Titulizacion de Activos, 2011 A2	0.015%	4/27/50	4,363,204	EUR	4,508,020	(a)(b)
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	2,164,664		1,869,986
Fondo de Titulizacion de Activos UCI, 2017 A2	0.028%	12/17/49	7,036,512	EUR	5,723,733	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A2	0.081%	1/15/50	8,828,032	EUR	7,140,358	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	11,196,328	EUR	9,322,134	(a)(b)
Marche Mutui Srl, 2006 A2	0.045%	1/27/64	16,600,000	EUR	17,876,137	(a)(b)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	1,871,557		1,807,896	(c)
Pastor GC Hipotecario, 2005 A2	0.037%	6/21/46	16,837,325	EUR	13,490,578	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.026%	2/26/49	1,700,279	EUR	1,728,022	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	442,694		402,627
Total Collateralized Mortgage Obligations (Cost — $81,585,090)					63,869,491
Corporate Bonds & Notes — 26.3%
Consumer Discretionary — 1.9%
Automobiles — 1.9%
Ford Motor Credit Co., LLC, Senior Notes	1.270%	3/27/17	24,436,000		24,445,163	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.553%	6/15/18	33,935,000		33,911,619	(b)
Total Consumer Discretionary					58,356,782
Energy — 3.2%
Oil, Gas & Consumable Fuels — 3.2%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	4,419,000		5,290,679
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	3,808,000		4,643,148

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Anadarko Petroleum Corp., Senior Debentures	7.200%	3/15/29	1,271,000	$1,402,252
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	3,927,000	4,524,348
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,286,000	1,181,104
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	12,086,000	14,593,905
ConocoPhillips Co., Senior Notes	4.950%	3/15/26	6,375,000	7,228,753
ConocoPhillips Co., Senior Notes	5.950%	3/15/46	4,473,000	5,565,485
Devon Energy Corp., Senior Notes	5.600%	7/15/41	10,817,000	10,451,212
Devon Energy Corp., Senior Notes	4.750%	5/15/42	1,286,000	1,152,561
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,010,000	942,201
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	5,207,000	6,059,250
Hess Corp., Notes	7.875%	10/1/29	4,045,000	4,817,643
Hess Corp., Notes	7.300%	8/15/31	3,817,000	4,383,237
Hess Corp., Senior Bonds	6.000%	1/15/40	4,114,000	4,254,403
Hess Corp., Senior Bonds	5.600%	2/15/41	3,853,000	3,885,196
Hess Corp., Senior Notes	7.125%	3/15/33	2,520,000	2,817,743
Marathon Oil Corp., Senior Notes	6.800%	3/15/32	3,504,000	3,557,047
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	5,466,000	5,525,694
Marathon Oil Corp., Senior Notes	5.200%	6/1/45	9,311,000	8,105,607
Total Energy				100,381,468
Financials — 16.9%
Banks — 10.9%
Bank Nederlandse Gemeenten NV, Senior Notes	0.700%	7/14/17	25,300,000	25,274,953	(b)(c)
Citigroup Inc., Senior Bonds	1.198%	3/10/17	9,779,000	9,784,936	(b)
Citigroup Inc., Senior Bonds	1.324%	4/27/18	29,028,000	29,007,767	(b)
Corporacion Andina de Fomento, Senior Bonds	2.000%	5/10/19	24,860,000	25,137,686
Corporacion Andina de Fomento, Senior Notes	1.188%	1/29/18	44,980,000	44,942,802	(b)
Dexia Credit Local SA, Senior Notes	1.029%	1/11/17	24,476,000	24,494,161	(b)(c)
Dexia Credit Local SA, Senior Notes	0.880%	6/5/18	46,769,000	46,409,346	(b)(c)
Export-Import Bank of Korea, Senior Notes	1.380%	1/14/17	15,558,000	15,579,470	(b)
Export-Import Bank of Korea, Senior Notes	1.228%	5/12/17	61,908,000	61,932,516	(b)
Export-Import Bank of Korea, Senior Notes	1.251%	8/14/17	59,273,000	59,190,848	(b)
Total Banks				341,754,485
Capital Markets — 4.4%
Goldman Sachs Group Inc., Senior Notes	1.726%	11/15/18	112,757,000	113,032,127	(b)
Macquarie Bank Ltd., Senior Notes	1.266%	10/27/17	26,717,000	26,662,177	(b)(c)
Total Capital Markets				139,694,304

See Notes to Financial Statements.

6	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

Legg Mason BW Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Senior Notes	3.125%	3/15/26	11,051,000	$11,587,460
Svensk Exportkredit AB, Senior Notes	0.714%	9/28/17	40,142,000	40,071,350	(b)
Total Diversified Financial Services				51,658,810
Total Financials				533,107,599
Information Technology — 4.3%
IT Services — 1.1%
Hewlett-Packard Enterprise Co., Senior Notes	6.350%	10/15/45	36,026,000	35,868,783	(c)
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc., Senior Notes	4.500%	2/23/36	22,234,000	25,024,345
Apple Inc., Senior Notes	4.650%	2/23/46	56,529,000	63,853,858
Dell Inc., Senior Notes	6.500%	4/15/38	12,721,000	10,622,035
Total Technology Hardware, Storage & Peripherals				99,500,238
Total Information Technology				135,369,021
Total Corporate Bonds & Notes (Cost — $804,059,606)				827,214,870
Municipal Bonds — 0.9%
Georgia — 0.9%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,143,000	6,877,168
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	14,721,000	19,635,164
Total Municipal Bonds (Cost — $21,158,332)				26,512,332
U.S. Government & Agency Obligations — 12.7%
U.S. Government Obligations — 12.7%
U.S. Treasury Bonds	2.500%	2/15/45	174,249,900	181,417,321
U.S. Treasury Bonds	3.000%	11/15/45	72,062,300	82,860,403
U.S. Treasury Notes	0.450%	4/30/18	136,000,000	136,015,096	(b)
Total U.S. Government & Agency Obligations (Cost — $366,768,896)				400,292,820
Total Investments before Short-Term Investments (Cost — $3,263,060,899)				3,102,479,056

			Shares
Short-Term Investments — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $100,759,861)	0.479%		100,759,861	100,759,861
Total Investments — 101.8% (Cost — $3,363,820,760#)				3,203,238,917
Liabilities in Excess of Other Assets — (1.8)%				(55,894,889)
Total Net Assets — 100.0%				$3,147,344,028

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Legg Mason BW Global Opportunities Bond Fund

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

Summary of Investments by Country* (unaudited)
United States	27.7%
Mexico	13.7
Australia	7.9
Brazil	5.7
United Kingdom	5.2
Indonesia	4.5
Malaysia	4.4
South Korea	4.3
Hungary	3.8
New Zealand	3.4
South Africa	3.0
Portugal	2.9
France	2.2
Supranational	2.2
Poland	2.0
Spain	1.3
Sweden	1.3
Netherlands	0.8
Italy	0.6
Short-Term Investments	3.1
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2016 and are subject to change.

See Notes to Financial Statements.

8	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $3,363,820,760)	$3,203,238,917
Foreign currency, at value (Cost — $1,058,160)	1,062,757
Interest receivable	38,342,423
Receivable for Fund shares sold	8,328,716
Unrealized appreciation on forward foreign currency contracts	7,460,457
Principal paydown receivable	4,250,201
Deposits with brokers for centrally cleared swap contracts	800
Prepaid expenses	150,715
Total Assets	3,262,834,986

Liabilities:
Due to custodian	68,070,722
Payable for securities purchased	25,318,889
Unrealized depreciation on forward foreign currency contracts	16,443,442
Payable for Fund shares repurchased	2,472,579
Investment management fee payable	1,273,606
Accrued foreign capital gains tax	443,970
Service and/or distribution fees payable	113,373
Trustees’ fees payable	57,644
Accrued expenses	1,296,733
Total Liabilities	115,490,958
Total Net Assets	$3,147,344,028

Net Assets:
Par value (Note 7)	$2,921
Paid-in capital in excess of par value	3,317,456,474
Undistributed net investment income	42,329,684
Accumulated net realized loss on investments and foreign currency transactions	(43,249,716)
Net unrealized depreciation on investments and foreign currencies	(169,195,335)	†
Total Net Assets	$3,147,344,028

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2016

Net Assets:
Class A	$278,343,473
Class A2	$13,584,522
Class C	$30,250,274
Class C1	$14,456,125
Class FI	$71,692,348
Class R	$17,303,062
Class I	$1,507,606,726
Class IS	$1,214,107,498

Shares Outstanding:
Class A	25,683,863
Class A2	1,255,600
Class C	2,822,744
Class C1	1,343,756
Class FI	6,694,633
Class R	1,602,633
Class I	139,986,987
Class IS	112,661,235

Net Asset Value:
Class A (and redemption price)	$10.84
Class A2 (and redemption price)	$10.82
Class C*	$10.72
Class C1*	$10.76
Class FI (and redemption price)	$10.71
Class R (and redemption price)	$10.80
Class I (and redemption price)	$10.77
Class IS (and redemption price)	$10.78
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.32
Class A2 (based on maximum initial sales charge of 4.25%)	$11.30

†	Net of accrued foreign capital gains tax of $443,970.

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Interest	$65,441,426
Less: Foreign taxes withheld	(1,076,197)
Total Investment Income	64,365,229

Expenses:
Investment management fee (Note 2)	7,851,772
Transfer agent fees (Note 5)	1,418,902
Service and/or distribution fees (Notes 2 and 5)	696,702
Custody fees	452,325
Trustees’ fees	162,750
Legal fees	118,294
Fund accounting fees	116,792
Registration fees	78,201
Commitment fees (Note 8)	53,594
Shareholder reports	27,049
Audit and tax fees	26,973
Insurance	25,462
Fees recaptured by investment manager (Note 2)	10
Miscellaneous expenses	73,602
Total Expenses	11,102,428
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,144)
Net Expenses	11,101,284
Net Investment Income	53,263,945

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(60,948,091)
Foreign currency transactions	22,517,768
Net Realized Loss	(38,430,323)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	287,031,006	†
Foreign currencies	11,638,806
Change in Net Unrealized Appreciation (Depreciation)	298,669,812
Net Gain on Investments and Foreign Currency Transactions	260,239,489
Increase in Net Assets From Operations	$313,503,434

†	Net of change in accrued foreign capital gains tax of $443,970.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$53,263,945	$112,019,240
Net realized loss	(38,430,323)	(13,809,880)
Change in net unrealized appreciation (depreciation)	298,669,812	(436,525,147)
Increase (Decrease) in Net Assets From Operations	313,503,434	(338,315,787)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(72,554,285)
Net realized gains	—	(12,200,317)
Decrease in Net Assets From Distributions to Shareholders	—	(84,754,602)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	281,826,533	1,493,411,553
Reinvestment of distributions	—	79,259,381
Cost of shares repurchased	(574,609,078)	(1,570,141,976)
Cost of shares redeemed in-kind (Note 10)	(39,749,972)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	(332,532,517)	2,528,958
Decrease in Net Assets	(19,029,083)	(420,541,431)

Net Assets:
Beginning of period	3,166,373,111	3,586,914,542
End of period*	$3,147,344,028	$3,166,373,111
*Includes undistributed (overdistributed) net investment income, respectively, of:	$42,329,684	$(10,934,261)

See Notes to Financial Statements.

12	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012[3]	2011[3]

Net asset value, beginning of period	$9.83	$11.00	$10.87	$11.79	$10.92	$10.67

Income (loss) from operations:
Net investment income	0.16	0.30	0.36	0.32	0.34	0.35
Net realized and unrealized gain (loss)	0.85	(1.26)	0.27	(0.81)	1.04	0.43
Total income (loss) from operations	1.01	(0.96)	0.63	(0.49)	1.38	0.78

Less distributions from:
Net investment income	—	(0.18)	(0.47)	(0.09)	(0.34)	(0.39)
Net realized gains	—	(0.03)	(0.03)	(0.25)	(0.17)	(0.14)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(0.21)	(0.50)	(0.43)	(0.51)	(0.53)

Net asset value, end of period	$10.84	$9.83	$11.00	$10.87	$11.79	$10.92
Total return[4]	10.27%	(8.78)%	5.83%	(4.22)%	12.90%	7.42%

Net assets, end of period (000s)	$278,343	$290,093	$395,225	$420,837	$417,763	$112,698

Ratios to average net assets:
Gross expenses	0.95%[5]	0.92%	0.94%[6]	0.95%[6]	0.96%[6]	0.94%[6]
Net expenses[7]	0.95 [5]	0.92	0.94 [6]	0.95 [6,8]	0.92 [6,8]	0.93 [6,8]
Net investment income	3.14 [5]	2.82	3.17	2.82	3.00	3.24

Portfolio turnover rate	35%[9]	59%	52%	59%	41%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$9.82	$11.00	$10.86	$11.78	$11.73

Income (loss) from operations:
Net investment income	0.15	0.28	0.33	0.31	0.06
Net realized and unrealized gain (loss)	0.85	(1.27)	0.29	(0.80)	0.20
Total income (loss) from operations	1.00	(0.99)	0.62	(0.49)	0.26

Less distributions from:
Net investment income	—	(0.16)	(0.45)	(0.09)	(0.06)
Net realized gains	—	(0.03)	(0.03)	(0.25)	(0.15)
Return of capital	—	—	—	(0.09)	—
Total distributions	—	(0.19)	(0.48)	(0.43)	(0.21)

Net asset value, end of period	$10.82	$9.82	$11.00	$10.86	$11.78
Total return[4]	10.18%	(9.03)%	5.66%	(4.32)%	2.24%

Net assets, end of period (000s)	$13,585	$12,846	$13,548	$10,704	$1,491

Ratios to average net assets:
Gross expenses	1.13%[5]	1.11%[6]	1.21%[6]	1.18%[6]	1.07%[5]
Net expenses[7]	1.13 [5]	1.11 [6]	1.20 [6,8]	1.10 [6,8]	0.99 [5,8]
Net investment income	2.98 [5]	2.64	2.89	2.83	3.09 [5]

Portfolio turnover rate	35%[9]	59%	52%	59%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period October 31, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$9.75	$10.92	$10.79	$11.70	$11.37

Income (loss) from operations:
Net investment income	0.12	0.21	0.27	0.23	0.10
Net realized and unrealized gain (loss)	0.85	(1.25)	0.28	(0.80)	0.49
Total income (loss) from operations	0.97	(1.04)	0.55	(0.57)	0.59

Less distributions from:
Net investment income	—	(0.10)	(0.39)	(0.06)	(0.11)
Net realized gains	—	(0.03)	(0.03)	(0.25)	(0.15)
Return of capital	—	—	—	(0.03)	—
Total distributions	—	(0.13)	(0.42)	(0.34)	(0.26)

Net asset value, end of period	$10.72	$9.75	$10.92	$10.79	$11.70
Total return[4]	9.95%	(9.58)%	5.05%	(4.90)%	5.23%

Net assets, end of period (000s)	$30,250	$31,634	$43,164	$44,240	$20,034

Ratios to average net assets:
Gross expenses	1.72%[5]	1.68%	1.73%[6]	1.72%[6]	1.70%[5]
Net expenses[7]	1.72 [5]	1.68	1.73 [6]	1.70 [6,8]	1.65 [5,8]
Net investment income	2.38 [5]	2.06	2.37	2.09	2.21 [5]

Portfolio turnover rate	35%[9]	59%	52%	59%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period August 1, 2012 (inception date) through December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2016[3]	2015	2014	2013	2012[4]	2011[4]

Net asset value, beginning of period	$9.78	$10.94	$10.80	$11.72	$10.86	$10.61

Income (loss) from operations:
Net investment income	0.14	0.25	0.31	0.26	0.28	0.30
Net realized and unrealized gain (loss)	0.84	(1.25)	0.28	(0.80)	1.04	0.42
Total income (loss) from operations	0.98	(1.00)	0.59	(0.54)	1.32	0.72

Less distributions from:
Net investment income	—	(0.13)	(0.42)	(0.08)	(0.29)	(0.33)
Net realized gains	—	(0.03)	(0.03)	(0.25)	(0.17)	(0.14)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(0.16)	(0.45)	(0.38)	(0.46)	(0.47)

Net asset value, end of period	$10.76	$9.78	$10.94	$10.80	$11.72	$10.86
Total return[5]	10.02%	(9.19)%	5.46%	(4.71)%	12.32%	6.92%

Net assets, end of period (000s)	$14,456	$15,697	$25,307	$33,570	$60,610	$32,790

Ratios to average net assets:
Gross expenses	1.39%[6]	1.35%	1.40%	1.43%[7]	1.42%[7]	1.43%[7]
Net expenses[8]	1.39 [6]	1.35	1.40	1.43 [7]	1.39 [7,9]	1.42 [7,9]
Net investment income	2.70 [6]	2.38	2.73	2.31	2.52	2.73

Portfolio turnover rate	35%[10]	59%	52%	59%	41%	63%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2016 (unaudited).

[4]	Represents a share of capital stock outstanding prior to April 30, 2012.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2016[3]	2015	2014	2013	2012[4]	2011[4]

Net asset value, beginning of period	$9.71	$10.88	$10.75	$11.66	$10.81	$10.60

Income (loss) from operations:
Net investment income	0.16	0.29	0.34	0.31	0.34	0.39
Net realized and unrealized gain (loss)	0.84	(1.25)	0.29	(0.80)	1.01	0.34
Total income (loss) from operations	1.00	(0.96)	0.63	(0.49)	1.35	0.73

Less distributions from:
Net investment income	—	(0.18)	(0.47)	(0.09)	(0.33)	(0.38)
Net realized gains	—	(0.03)	(0.03)	(0.25)	(0.17)	(0.14)
Return of capital	—	—	—	(0.08)	—	—
Total distributions	—	(0.21)	(0.50)	(0.42)	(0.50)	(0.52)

Net asset value, end of period	$10.71	$9.71	$10.88	$10.75	$11.66	$10.81
Total return[5]	10.30%	(8.94)%	5.85%	(4.24)%	12.73%	7.00%

Net assets, end of period (000s)	$71,692	$66,227	$55,430	$42,378	$12,128	$212

Ratios to average net assets:
Gross expenses	0.98%[6]	0.98%[7]	1.01%[7]	1.04%[7]	1.05%[7]	1.12%
Net expenses[8]	0.98 [6]	0.98 [7]	1.00 [7,9]	0.98 [7,9]	0.97 [7,9]	1.00 [9]
Net investment income	3.12 [6]	2.77	3.07	2.79	2.97	3.57

Portfolio turnover rate	35%[10]	59%	52%	59%	41%	63%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed as Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2016 (unaudited).

[4]	Represents a share of capital stock outstanding prior to April 30, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2015	2014	2013	2012[3]	2011[3,4]

Net asset value, beginning of period	$9.80	$10.98	$10.85	$11.77	$10.92	$11.05

Income (loss) from operations:
Net investment income	0.15	0.26	0.32	0.30	0.32	0.07
Net realized and unrealized gain (loss)	0.85	(1.26)	0.28	(0.81)	1.01	0.00	[5]
Total income (loss) from operations	1.00	(1.00)	0.60	(0.51)	1.33	0.07

Less distributions from:
Net investment income	—	(0.15)	(0.44)	(0.09)	(0.31)	(0.07)
Net realized gains	—	(0.03)	(0.03)	(0.25)	(0.17)	(0.13)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(0.18)	(0.47)	(0.41)	(0.48)	(0.20)

Net asset value, end of period	$10.80	$9.80	$10.98	$10.85	$11.77	$10.92
Total return[6]	10.20%	(9.14)%	5.54%	(4.48)%	12.42%	0.61%

Net assets, end of period (000s)	$17,303	$14,739	$9,717	$6,415	$783	$10

Ratios to average net assets:
Gross expenses	1.26%[7,8]	1.27%[8]	1.36%	1.45%[8]	1.24%[8]	1.41%[7]
Net expenses[9,10]	1.25 [7,8]	1.25 [8]	1.25	1.23 [8]	1.15 [8]	1.25	[7]
Net investment income	2.86 [7]	2.53	2.80	2.67	2.80	2.63	[7]

Portfolio turnover rate	35%[11]	59%	52%	59%	41%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the period September 30, 2011 (inception date) to December 31, 2011.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[11]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012[3]	2011[3]

Net asset value, beginning of period	$9.75	$10.92	$10.79	$11.71	$10.85	$10.60

Income (loss) from operations:
Net investment income	0.17	0.32	0.38	0.34	0.37	0.41
Net realized and unrealized gain (loss)	0.85	(1.25)	0.28	(0.81)	1.03	0.40
Total income (loss) from operations	1.02	(0.93)	0.66	(0.47)	1.40	0.81

Less distributions from:
Net investment income	—	(0.21)	(0.50)	(0.10)	(0.37)	(0.42)
Net realized gains	—	(0.03)	(0.03)	(0.25)	(0.17)	(0.14)
Return of capital	—	—	—	(0.10)	—	—
Total distributions	—	(0.24)	(0.53)	(0.45)	(0.54)	(0.56)

Net asset value, end of period	$10.77	$9.75	$10.92	$10.79	$11.71	$10.85
Total return[4]	10.46%	(8.63)%	6.13%	(4.05)%	13.16%	7.79%

Net assets, end of period (000s)	$1,507,607	$1,522,203	$1,866,549	$1,466,799	$1,316,934	$383,556

Ratios to average net assets:
Gross expenses	0.72%[5]	0.69%	0.70%[6]	0.73%[6]	0.70%	0.64%
Net expenses[7]	0.72 [5]	0.69	0.70 [6]	0.72 [6,8]	0.67 [8]	0.64
Net investment income	3.38 [5]	3.06	3.38	3.06	3.25	3.78

Portfolio turnover rate	35%[9]	59%	52%	59%	41%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013	2012[3]	2011[3]

Net asset value, beginning of period	$9.75	$10.92	$10.79	$11.71	$10.85	$10.60

Income (loss) from operations:
Net investment income	0.18	0.33	0.39	0.36	0.38	0.42
Net realized and unrealized gain (loss)	0.85	(1.25)	0.29	(0.81)	1.03	0.39
Total income (loss) from operations	1.03	(0.92)	0.68	(0.45)	1.41	0.81

Less distributions from:
Net investment income	—	(0.22)	(0.52)	(0.10)	(0.38)	(0.42)
Net realized gains	—	(0.03)	(0.03)	(0.25)	(0.17)	(0.14)
Return of capital	—	—	—	(0.12)	—	—
Total distributions	—	(0.25)	(0.55)	(0.47)	(0.55)	(0.56)

Net asset value, end of period	$10.78	$9.75	$10.92	$10.79	$11.71	$10.85
Total return[4]	10.56%	(8.50)%	6.26%	(3.92)%	13.22%	7.79%

Net assets, end of period (000s)	$1,214,107	$1,212,935	$1,177,975	$943,877	$865,444	$574,573

Ratios to average net assets:
Gross expenses	0.57%[5]	0.56%	0.58%	0.59%[6]	0.62%[6]	0.64%[6]
Net expenses[7]	0.57 [5]	0.56	0.58	0.59 [6]	0.60 [6,8]	0.64 [6,8]
Net investment income	3.53 [5]	3.20	3.51	3.20	3.33	3.88

Portfolio turnover rate	35%[9]	59%	52%	59%	41%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$1,784,589,543	—	$1,784,589,543
Collateralized Mortgage Obligations	—	63,869,491	—	63,869,491
Corporate Bonds & Notes	—	827,214,870	—	827,214,870
Municipal Bonds	—	26,512,332	—	26,512,332
U.S. Government & Agency Obligations	—	400,292,820	—	400,292,820
Total Long-Term Investments	—	$3,102,479,056	—	$3,102,479,056
Short-Term Investments†	$100,759,861	—	—	$100,759,861
Total Investments	$100,759,861	$3,102,479,056	—	$3,203,238,917
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$7,460,457	—	$7,460,457
Total	$100,759,861	$3,109,939,513	—	$3,210,699,374

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$16,443,442	—	$16,443,442

†	See Schedule of Investments for additional detailed categorizations.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

24	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2016, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $16,443,442. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of June 30, 2016, there was $443,970 of capital gains tax liabilities accrued on unrealized gains.

26	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine”) is the Fund’s subadviser. LMPFA and Brandywine are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global 90% of the net management fee.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.20%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares of the Fund did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended June 30, 2016, fees waived and/or expenses reimbursed amounted to $1,144.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class R
Expires December 31, 2016	$6,754
Expires December 31, 2017	8,867
Expires December 31, 2018	2,873
Expires December 31, 2019	1,144
Total fee waivers/expense reimbursements subject to recapture	$19,638

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2016, LMPFA recaptured $10 for Class R shares.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares and A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2016, LMIS and its affiliates retained sales charges of $8,254 and $2,296 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended June 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C
CDSCs	$177	$10	$1,496

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee may have selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees would be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments		U.S. Government & Agency Obligations
Purchases	$608,734,801		$447,598,569
Sales	593,860,836	*	617,840,986	*

*	Excludes the value of securities (minus accrued interest) delivered as a result of a redemption in-kind totaling $39,352,907 (see Note 10).

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$103,835,754
Gross unrealized depreciation	(264,417,597)
Net unrealized depreciation	$(160,581,843)

28	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	27,649,000,000	USD	40,105,889	HSBC Bank USA, N.A.	7/8/16	$1,656,232
NOK	782,200,000	USD	95,035,022	HSBC Bank USA, N.A.	7/13/16	(1,568,930)
USD	6,289,361	NOK	50,800,000	Morgan Stanley Capital Services, LLC	7/13/16	219,204
SEK	526,300,000	USD	65,430,088	Citibank N.A.	7/14/16	(3,202,113)
SEK	388,200,000	USD	47,903,453	HSBC Bank USA, N.A.	7/14/16	(2,003,966)
USD	6,588,426	SEK	53,300,000	HSBC Bank USA, N.A.	7/14/16	286,410
EUR	109,750,000	USD	125,742,221	Citibank N.A.	8/10/16	(3,788,334)
EUR	20,380,000	USD	23,237,174	Citibank N.A.	8/10/16	(590,976)
EUR	15,780,000	USD	18,005,611	Citibank N.A.	8/10/16	(470,920)
EUR	5,210,000	USD	5,947,423	HSBC Bank USA, N.A.	8/10/16	(158,086)
EUR	7,780,000	USD	8,642,180	HSBC Bank USA, N.A.	8/10/16	2,934
USD	10,423,248	EUR	9,120,000	HSBC Bank USA, N.A.	8/10/16	289,130
CLP	9,400,000,000	USD	13,724,631	HSBC Bank USA, N.A.	8/19/16	420,272
SEK	954,100,000	USD	116,277,794	HSBC Bank USA, N.A.	8/22/16	(3,276,761)
INR	10,084,000,000	USD	148,795,207	Barclays Bank PLC	9/21/16	(1,383,356)
CLP	37,023,000,000	USD	52,822,086	HSBC Bank USA, N.A.	9/26/16	2,702,917
CLP	32,540,000,000	USD	47,858,572	HSBC Bank USA, N.A.	10/21/16	830,141
CLP	33,290,000,000	USD	48,678,842	HSBC Bank USA, N.A.	11/7/16	1,053,217
Total						$(8,982,985)

Abbreviations used in this table:
CLP	— Chilean Peso
EUR	— Euro
INR	— Indian Rupee
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$7,460,457

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$16,443,442

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$24,503,476

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$9,608,234

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$1,040,566,248
Forward foreign currency contracts (to sell)	262,609,792

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$7,460,457	—	$7,460,457

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$16,443,442	—	$16,443,442

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

30	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$352,249	$187,320
Class A2	16,382	19,970
Class C	151,524	21,825
Class C1	52,075	9,106
Class FI	84,852	52,584
Class R	39,620	15,165
Class I	—	1,105,272
Class IS	—	7,660
Total	$696,702	$1,418,902

For the six months ended June 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class A2	—
Class C	—
Class C1	—
Class FI	—
Class R	$1,144
Class I	—
Class IS	—
Total	$1,144

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Investment Income:
Class A	—	$6,313,113
Class A2	—	210,108
Class C	—	383,153
Class C1	—	271,284
Class FI	—	1,369,394
Class R	—	191,066
Class I	—	36,960,918
Class IS	—	26,855,249
Total	—	$72,554,285

Net Realized Gains:
Class A	—	$1,201,745
Class A2	—	43,362
Class C	—	127,761
Class C1	—	69,978
Class FI	—	263,003
Class R	—	41,620
Class I	—	6,380,379
Class IS	—	4,072,469
Total	—	$12,200,317

7. Shares of beneficial interest

At June 30, 2016, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,499,286	$25,863,139	11,567,825	$122,736,962
Shares issued on reinvestment	—	—	669,758	7,009,645
Shares repurchased	(6,335,949)	(65,209,589)	(18,640,666)	(193,956,357)
Net decrease	(3,836,663)	$(39,346,450)	(6,403,083)	$(64,209,750)

Class A2
Shares sold	80,499	$830,698	303,711	$3,184,026
Shares issued on reinvestment	—	—	24,272	253,468
Shares repurchased	(133,221)	(1,365,922)	(251,806)	(2,622,342)
Net increase (decrease)	(52,722)	$(535,224)	76,177	$815,152

32	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class C
Shares sold	206,374	$2,132,154	850,343	$8,898,705
Shares issued on reinvestment	—	—	44,019	461,721
Shares repurchased	(626,676)	(6,385,937)	(1,604,972)	(16,504,959)
Net decrease	(420,302)	$(4,253,783)	(710,610)	$(7,144,533)

Class C1
Shares sold	4,701	$48,369	9,613	$102,700
Shares issued on reinvestment	—	—	28,815	301,620
Shares repurchased	(266,541)	(2,729,552)	(746,292)	(7,647,235)
Net decrease	(261,840)	$(2,681,183)	(707,864)	$(7,242,915)

Class FI
Shares sold	998,151	$10,225,154	5,511,059	$58,742,515
Shares issued on reinvestment	—	—	156,725	1,622,319
Shares repurchased	(1,122,932)	(11,424,227)	(3,944,822)	(40,549,215)
Net increase (decrease)	(124,781)	$(1,199,073)	1,722,962	$19,815,619

Class R
Shares sold	300,246	$3,094,933	870,755	$9,183,084
Shares issued on reinvestment	—	—	20,546	214,065
Shares repurchased	(200,912)	(2,064,370)	(272,700)	(2,835,067)
Net increase	99,334	$1,030,563	618,601	$6,562,082

Class I
Shares sold	15,253,187	$156,359,886	63,835,696	$674,456,728
Shares issued on reinvestment	—	—	3,757,976	38,952,589
Shares repurchased	(31,325,589)	(319,768,798)	(82,411,424)	(843,089,119)
Net Decrease	(16,072,402)	$(163,408,912)	(14,817,752)	$(129,679,802)

Class IS
Shares sold	8,041,711	$83,272,200	58,810,476	$616,106,833
Shares issued on reinvestment	—	—	2,947,225	30,443,954
Shares repurchased	(15,990,237)	(165,660,683)	(45,234,459)	(462,937,682)
Shares redeemed in-kind	(3,757,086)	(39,749,972)	—	—
Net Increase (Decrease)	(11,705,612)	$(122,138,455)	16,523,242	$183,613,105

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within the Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to

Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2016, the Fund incurred a commitment fee in the amount of $53,594. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2016.

9. Deferred capital losses

As of December 31, 2015, the Fund had deferred capital losses of $23,400,192, which have no expiration date, that will be available to offset future taxable capital gains.

10. Redemptions-in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended June 30, 2016, the Fund had redemptions-in-kind with total proceeds in the amount of $39,749,972. The net realized loss on these redemptions-in-kind amounted to $(353,211), which will not be realized for tax purposes.

34	Legg Mason BW Global Opportunities Bond Fund 2016 Semi-Annual Report

Legg Mason BW

Global Opportunities Bond Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J. W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Global Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Global Opportunities Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfund and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013856 8/16 SR16-2847

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of

Date:	August 22, 2016